Morgan Stanley Special Growth Fund (Prospectus Summary): | Morgan Stanley Special Growth Fund
MORGAN STANLEY SPECIAL GROWTH FUND
Morgan Stanley October 4, 2011 Supplement SUPPLEMENT DATED OCTOBER 4, 2011 TO THE PROSPECTUS OF MORGAN STANLEY SPECIAL GROWTH FUND Dated June 30, 2011
The last sentence of the third paragraph under the section entitled "Fund Summary — Principal Investment Strategies" is deleted and replaced with the following:
The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
The following is added as the last sentence of the third paragraph under the section entitled "Fund Summary — Principal Investment Strategies":
The Fund may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.